Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2013
Stock Option Plan [Abstract]
Schedule of Stock-Based Payment Activity

A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2011		2012		2013
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	690,500	$10.19	687,500	$10.23	1,685,500	$5.44
Granted during the year	-	-	1,000,000	2.14	-	-
Exercised during the year	(3,000)	2.09	(2,000)	2.09	(605,000)	2.14
Canceled or expired	-	-	-	-	-	-
Outstanding and exercisable at the end of the year	687,500	$10.23	1,685,500	$5.44	1,080,500	$7,29
Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$1.34 to $14.10